INCOME TAXES (Detail Textuals) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Major components of tax expense (income) [abstract]
Applicable tax rate	27.00%	26.00%
Scientific Research and Experimental Development qualified expenditures	$ 329,749
Non-capital losses carry forward	$ 42,300,000	$ 12,800,000